Condensed Consolidated Balance Sheets (unaudited) (USD $)	Sep. 30, 2014
Scenario, Actual
Current assets:
Cash and cash equivalents	$ 16,134,380
Restricted cash	1,237,015
Accounts receivable	6,795,808
Inventories	1,521,821
Cost and estimated earnings in excess of billings	287,042
Equipment deposit	12,051,639
Prepaid expenses and other current assets	1,008,702
Total current assets	39,036,407
Plant and equipment	1,675,280	[1]
Other assets	55,243
Intangible assets, Net:	100,231
Total assets	40,867,161
Current liabilities:
Accounts payable and accrued expenses	8,897,319
Billings in excess of costs and estimated earnings	17,674,731
Dividend payable	227,461
Total liabilities	26,799,511
Commitments and Contingencies
Pernix Group, Inc. and Subsidiaries Stockholders' equity
Common stock	94,037	[2]
Additional paid-in capital	14,704,568
Accumulated deficit (deficit eliminated as a result of Quasi-Reorganization)		[3]
Retained earnings (deficit)	(3,409,105)	[4]
Accumulated other comprehensive income / (loss)	(396,641)	[5]
Total Pernix Group, Inc. and Subsidiaries Stockholders' equity	11,004,559
Non-controlling interest	3,063,091
Total Stockholders' equity	14,067,650
Total liabilities and Stockholders' equity	40,867,161
Scenario, Actual | Series A
Pernix Group, Inc. and Subsidiaries Stockholders' equity
Convertible senior preferred stock	10,000	[6]
Scenario, Actual | Series B
Pernix Group, Inc. and Subsidiaries Stockholders' equity
Convertible senior preferred stock	1,700	[7]
Scenario, Adjustment
Current assets:
Cash and cash equivalents	2,263,305
Total current assets	2,263,305
Plant and equipment		[1]
Total assets	2,263,305
Current liabilities:
Commitments and Contingencies
Pernix Group, Inc. and Subsidiaries Stockholders' equity
Common stock		[2]
Accumulated deficit (deficit eliminated as a result of Quasi-Reorganization)		[3]
Retained earnings (deficit)		[4]
Accumulated other comprehensive income / (loss)		[5]
Non-controlling interest	2,263,305
Total Stockholders' equity	2,263,305
Total liabilities and Stockholders' equity	2,263,305
Scenario, Adjustment | Series A
Pernix Group, Inc. and Subsidiaries Stockholders' equity
Convertible senior preferred stock		[6]
Scenario, Adjustment | Series B
Pernix Group, Inc. and Subsidiaries Stockholders' equity
Convertible senior preferred stock		[7]
Pro Forma
Current assets:
Cash and cash equivalents	18,397,685
Restricted cash	1,237,015
Accounts receivable	6,795,808
Inventories	1,521,821
Cost and estimated earnings in excess of billings	287,042
Equipment deposit	12,051,639
Prepaid expenses and other current assets	1,008,702
Total current assets	41,299,712
Plant and equipment	1,675,280	[1]
Other assets	55,243
Intangible assets, Net:	100,231
Total assets	43,130,466
Current liabilities:
Accounts payable and accrued expenses	8,897,319
Billings in excess of costs and estimated earnings	17,674,731
Dividend payable	227,461
Total liabilities	26,799,511
Commitments and Contingencies
Pernix Group, Inc. and Subsidiaries Stockholders' equity
Common stock	94,037	[2]
Additional paid-in capital	14,704,568
Accumulated deficit (deficit eliminated as a result of Quasi-Reorganization)		[3]
Retained earnings (deficit)	(3,409,105)	[4]
Accumulated other comprehensive income / (loss)	(396,641)	[5]
Total Pernix Group, Inc. and Subsidiaries Stockholders' equity	11,004,559
Non-controlling interest	5,326,396
Total Stockholders' equity	16,330,955
Total liabilities and Stockholders' equity	43,130,466
Pro Forma | Series A
Pernix Group, Inc. and Subsidiaries Stockholders' equity
Convertible senior preferred stock	10,000	[6]
Pro Forma | Series B
Pernix Group, Inc. and Subsidiaries Stockholders' equity
Convertible senior preferred stock	$ 1,700	[7]

[1]	Net of accumulated depreciation of $139,767 as of September 30, 2014.
[2]	Common stock, $0.01 par value. Authorized 20,000,000 shares, 9,403,697 issued and outstanding at September 30, 2014.
[3]	Deficit eliminated as a result of Quasi-Reorganization as of September 30, 2012 - $68,626,283.
[4]	Accumulated deficit - since September 30, 2012.
[5]	Accumulated other comprehensive loss - since September 30, 2012.
[6]	Series A convertible senior preferred stock, $0.01 par value. Authorized 1,000,000 shares, $5,000,000 liquidation preference, 1,000,000 shares issued and outstanding at September 30, 2014.
[7]	Series B convertible senior preferred stock, $0.01 par value. Authorized 400,000 shares, $850,000 involuntary liquidation preference, 170,000 shares issued and outstanding at September 30, 2014.